Summary of Significant Accounting Policies (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Deposits Ending	$ 375,000	$ 275,000	$ 275,000
No activity in 2023
Advances		100,000
Deposits Ending	$ 375,000	$ 375,000	$ 275,000